Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net (loss) income for the year	$ (31)	$ 71,466
Adjustments for:
Depreciation, depletion and amortization	100,479	102,482
Net finance expense	20,564	26,467
Impairment reversal	0	(24,357)
Income tax expense	8,121	3,121
Non-cash foreign exchange gain	(13,002)	(4,373)
Net changes in non-cash working capital items	(30,934)	(4,886)
Other operating activities	6,883	3,610
Cash generated from operating activities before interest and taxes	92,080	173,530
Moratorium paid	(5,683)	(9,270)
Interest paid	(13,831)	(15,235)
Income taxes paid	(12,797)	(4,300)
Cash generated by operating activities	59,769	144,725
Cash flows from investing activities
Purchase of property, plant and equipment	(67,747)	(28,897)
Capitalized stripping costs	(7,489)	(22,863)
Underground mine development costs	(9,074)	(8,294)
Capitalized exploration costs	(13,473)	(5,368)
Chinchillas project costs	(60,248)	(11,432)
Closing payment on formation of joint venture, net of cash acquired	0	(12,972)
Loan to joint venture partner	(8,032)	0
Investment in marketable securities	(23,057)	0
Net proceeds from sale of marketable securities	63,445	68,641
Interest received	9,219	3,944
Other investing activities	526	1,747
Cash used in investing activities	(115,930)	(15,494)
Cash flows from financing activities
Proceeds from exercise of stock options	5,320	2,281
Funding from non-controlling interest	15,196	2,320
Cash generated by financing activities	20,516	4,601
Effect of foreign exchange rate changes on cash and cash equivalents	(5,007)	(1,095)
Increase (decrease) in cash and cash equivalents	(40,652)	132,737
Cash and cash equivalents, beginning of year	459,864	327,127
Cash and cash equivalents, end of year	$ 419,212	$ 459,864